Provision for post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Pension Costs	The Group’s pension costs are analysed as follows:

Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Defined contribution plans	154.9	146.7	149.5
Defined benefit plans charge to operating profit	14.8	14.2	11.8
Pension costs (note 5)	169.7	160.9	161.3
Net interest expense on pension plans (note 6)	3.5	3.6	5.4
	173.2	164.5	166.7

Note
1	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.

Weighted Average Assumptions Used For Actuarial Valuations	The main weighted average assumptions used for the actuarial valuations at 31 December are shown in the following table:

	2019 % pa	2018 % pa	2017 % pa	2016 % pa
UK
Discount rate 1	2.0	2.8	2.4	2.5
Rate of increase in salaries 2	n/a	n/a	n/a	3.5
Rate of increase in pensions in payment	4.4	4.3	4.1	4.1
Inflation	2.6	2.8	2.7	2.8
North America
Discount rate 1	3.0	4.1	3.5	3.8
Rate of increase in salaries	3.0	3.0	3.1	3.1
Inflation	n/a	n/a	4.0	4.0
Western Continental Europe
Discount rate 1	1.2	2.0	1.9	1.7
Rate of increase in salaries	2.2	2.3	1.9	2.0
Rate of increase in pensions in payment	1.8	1.2	1.2	1.3
Inflation	1.7	1.7	1.7	1.7
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Discount rate 1	4.6	5.0	4.2	4.2
Rate of increase in salaries	6.1	5.8	5.5	5.9
Inflation	3.7	3.6	4.0	4.0

Notes
1
Discount rates are based on high-quality corporate bond yields. In countries where there is no deep market in corporate bonds, the discount rate assumption has been set with regard to the yield on long-term government bonds.

2
The salary assumptions are no longer applicable to the UK as the plans were either frozen or bought out since 2017. Active participants will not accrue additional benefits for future services under these plans.

Life Expectancies For Defined Benefit Pension Plans
At 31 December 2019, the life expectancies underlying the value of the accrued liabilities for the main defined benefit pension plans operated by the Group were as follows:

Years life expectancy after age 65	All plans	North America	UK	Western Continental Europe	Other 1
Current pensioners (at age 65) – male	22.2	21.9	23.1	20.8	14.0
Current pensioners (at age 65) – female	23.7	23.3	24.1	23.9	17.4
Future pensioners (current age 45) – male	23.8	23.4	24.7	23.2	14.0
Future pensioners (current age 45) – female	25.4	24.9	25.9	26.0	17.4

Note
1	Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.

Weighted Average Duration of Defined Benefit Pension Obligations and Distribution of Timing of Benefit Payments
The following table provides information on the weighted average duration of the defined benefit pension obligations and the distribution of the timing of benefit payments for the next 10 years. The duration corresponds to the weighted average length of the underlying cash flows.

	All plans	North America	UK	Western Continental Europe	Other 1
Weighted average duration of the defined benefit obligation (years)	11.2	9.1	13.8	12.7	8.5
Expected benefit payments over the next 10 years (£m)
Benefits expected to be paid within 12 months	51.4	25.1	15.8	5.8	4.7
Benefits expected to be paid in 2021	45.4	24.5	12.6	5.5	2.8
Benefits expected to be paid in 2022	46.9	26.0	12.7	5.8	2.4
Benefits expected to be paid in 2023	44.4	22.3	12.9	5.7	3.5
Benefits expected to be paid in 2024	42.3	20.9	13.0	5.6	2.8
Benefits expected to be paid in the next five years	216.1	94.7	67.1	32.6	21.7

Note
1	Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.

Sensitivity Analysis of Significant Actuarial Assumptions

	Increase/(decrease) in benefit obligation
Sensitivity analysis of significant actuarial assumptions	2019 £m	2018 £m
Discount rate
Increase by 25 basis points:
UK	(8.2)	(9.8)
North America	(7.5)	(8.8)
Western Continental Europe	(3.8)	(8.7)
Other 1	(0.7)	(0.7)
Decrease by 25 basis points:
UK	8.5	10.3
North America	7.7	9.1
Western Continental Europe	3.9	9.3
Other 1	0.7	0.7
Rate of increase in salaries
Increase by 25 basis points:
Western Continental Europe	0.8	1.3
Other 1	0.6	0.7
Decrease by 25 basis points:
Western Continental Europe	(0.8)	(1.2)
Other 1	(0.6)	(0.6)
Rate of increase in pensions in payment
Increase by 25 basis points:
UK	0.7	1.3
Western Continental Europe	1.9	5.3
Decrease by 25 basis points:
UK	(0.6)	(0.8)
Western Continental Europe	(1.9)	(5.0)
Life expectancy
Increase in longevity by one additional year:
UK	11.7	13.6
North America	5.9	5.7
Western Continental Europe	4.3	6.9

Note
1	Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.

Fair Value of Assets and Assessed Present Value of Liabilities in Pension Plans
At 31 December, the fair value of the assets in the pension plans, and the assessed present value of the liabilities in the pension plans are shown in the following table:

	2019 £m	%	2018 £m	%	2017 £m	%
Equities	55.5	9.1	76.5	9.1	124.6	13.4
Bonds	272.5	44.8	544.9	64.8	520.0	55.9
Insured annuities 1	239.1	39.3	90.9	10.8	178.5	19.2
Property	0.7	0.1	0.9	0.1	1.3	0.1
Cash	17.7	2.9	31.1	3.7	9.9	1.1
Other	23.0	3.8	96.3	11.5	95.7	10.3
Total fair value of assets	608.5	100.0	840.6	100.0	930.0	100.0
Present value of liabilities	(767.5)		(1,024.0)		(1,135.4)
Deficit in the plans	(159.0)		(183.4)		(205.4)
Irrecoverable surplus	–		(0.9)		(0.9)
Net liability 2	(159.0)		(184.3)		(206.3)
Plans in surplus	20.6		42.8		43.9
Plans in deficit	(179.6)		(227.1)		(250.2)

Notes
1
The increase in 2019 from 2018 in the amount of assets held in insured annuities is attributable to the completion of buy-in transactions during 2019 for certain UK plans. The invested assets for these plans, as at 31 December 2018 consisted of a mixture of equities, bonds, cash and other assets, were transferred to an insurance company and, in accordance with IAS 19, all assets for these plans are now classified as insured annuities.

2	The related deferred tax asset is discussed in note 17.

Surplus/(Deficit) in Plans by Region

All plan assets have quoted prices in active markets with the exception of insured annuities and other assets.

Surplus/(deficit) in plans by region	2019 £m	2018 £m	2017 £m
UK	0.3	33.7	31.5
North America	(45.2)	(68.7)	(89.2)
Western Continental Europe	(79.4)	(104.6)	(107.7)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(34.7)	(43.8)	(40.0)
Deficit in the plans	(159.0)	(183.4)	(205.4)

Funded and Unfunded Pension Plans By Region
The following table shows the split of the deficit at 31 December between funded and unfunded pension plans.

	2019 Surplus/ (deficit) £m	2019 Present value of liabilities £m	2018 Surplus/ (deficit) £m	2018 Present value of liabilities £m	2017 Surplus/ (deficit) £m	2017 Present value of liabilities £m
Funded plans by region
UK	0.3	(247.6)	33.7	(290.5)	31.5	(387.5)
North America	12.8	(286.2)	(4.6)	(375.3)	(21.4)	(385.4)
Western Continental Europe	(33.3)	(77.6)	(35.8)	(168.4)	(37.9)	(173.3)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(3.6)	(20.9)	(6.6)	(19.7)	(4.2)	(15.8)
Deficit/liabilities in the funded plans	(23.8)	(632.3)	(13.3)	(853.9)	(32.0)	(962.0)

Unfunded plans by region
North America	(58.0)	(58.0)	(64.1)	(64.1)	(67.8)	(67.8)
Western Continental Europe	(46.1)	(46.1)	(68.8)	(68.8)	(69.8)	(69.8)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	(31.1)	(31.1)	(37.2)	(37.2)	(35.8)	(35.8)
Deficit/liabilities in the unfunded plans	(135.2)	(135.2)	(170.1)	(170.1)	(173.4)	(173.4)

Deficit/liabilities in the plans	(159.0)	(767.5)	(183.4)	(1,024.0)	(205.4)	(1,135.4)

Pension Expense Charged to Operating Profit, Amounts Charged to Finance Costs and Amounts Recognised in Consolidated Statement of Comprehensive Income (OCI)
The following tables show the breakdown of the pension expense between amounts charged to operating profit and amounts charged to finance costs:

Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Service cost 2	12.9	12.0	9.4
Administrative expenses	1.9	2.2	2.4
Charge to operating profit	14.8	14.2	11.8
Net interest expense on pension plans	3.5	3.6	5.4
Charge to profit before taxation for defined benefit plans	18.3	17.8	17.2

Not
es
1	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
2	Includes current service cost, past service costs related to plan amendments and (gain)/loss on settlements and curtailments.

The following tables show the breakdown of amounts recognised in the consolidated statement of comprehensive income (OCI):

	2019 £m	2018 £m	2017 £m
Return on plan assets (excluding interest income)	16.7	(43.9)	13.4
Changes in demographic assumptions underlying the present value of the plan liabilities	5.9	3.8	12.7
Changes in financial assumptions underlying the present value of the plan liabilities	(64.3)	45.2	(17.0)
Experience gain arising on the plan liabilities	5.1	3.8	7.9
Actuarial (loss)/gain recognised in OCI	(36.6)	8.9	17.0

Retirement benefit obligation [member]
Statement [LineItems]
Movement in Pension Plan Assets and Liabilities
The following table shows an analysis of the movement in the pension plan liabilities for each accounting period:

	2019 £m	2018 £m	2017 £m
Plan liabilities at beginning of year	1,024.0	1,135.4	1,209.8
Service cost 1	14.9	15.5	13.0
Interest cost	26.2	30.7	32.9
Actuarial (gain)/loss:
Effect of changes in demographic assumptions	(5.9)	(3.8)	(12.7)
Effect of changes in financial assumptions	64.3	(45.2)	17.0
Effect of experience adjustments	(5.1)	(3.8)	(7.9)
Benefits paid 2	(140.8)	(75.6)	(79.7)
(Gain)/loss due to exchange rate movements	(22.7)	30.0	(36.4)
Settlement payments 3	(47.4)	(70.4)	(1.2)
Transfer to disposal group classified as held for sale	(148.0)	–	–
Other 4	8.0	11.2	0.6
Plan liabilities at end of year	767.5	1,024.0	1,135.4

Notes
1	Includes current service cost, past service costs related to plan amendments and (gain)/loss on settlements and curtailments.
2	In 2019, there was an amendment to a US defined benefit plan that allowed certain participants to receive immediate lump sum pay-outs, which totalled £69.7 million.
3
In 2019 and 2018, the Group completed the transfer of the defined benefit obligations for certain UK plans to an insurer resulting in £47.1 million and £70.4 million, respectively, in settlement payments.

4
Other includes acquisitions, disposals, plan participants’ contributions and reclassifications. The reclassifications represent certain of the Group’s defined benefit plans which are included in this note for the first time in the periods presented.

Plan assets [member]
Statement [LineItems]
Movement in Pension Plan Assets and Liabilities
(e) Movement in plan assets
The following table shows an analysis of the movement in the pension plan assets for each accounting period:

	2019 £m	2018 £m	2017 £m
Fair value of plan assets at beginning of year	840.6	930.0	934.2
Interest income on plan assets	22.4	26.3	26.6
Return on plan assets (excluding interest income)	16.7	(43.9)	13.4
Employer contributions	37.1	44.9	68.2
Benefits paid 1	(140.8)	(75.6)	(79.7)
(Loss)/gain due to exchange rate movements	(15.7)	23.0	(28.7)
Settlement payments 2	(47.4)	(70.4)	(1.2)
Administrative expenses	(2.1)	(3.4)	(3.1)
Transfer to disposal group classified as held for sale	(111.1)	–	–
Other 3	8.8	9.7	0.3
Fair value of plan assets at end of year	608.5	840.6	930.0
Actual return on plan assets	39.1	(17.6)	40.0

Notes
1	In 2019, there was an amendment to a US defined benefit plan that allowed certain participants to receive immediate lump sum pay-outs, which totalled £69.7 million.
2
In 2019 and 2018, the Group completed the transfer of the defined benefit obligations for certain UK plans to an insurer resulting in £47.1 million and £70.4 million, respectively, in settlement payments.

3
Other includes acquisitions, disposals, plan participants’ contributions and reclassifications. The reclassifications represent certain of the Group’s defined benefit plans which are included in this note for the first time in the periods presented.